Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Expenses
Accrued voyage expenses	$ 5,742	$ 5,666
Accrued loan interest	8,297	3,329
Accrued legal and professional fees	2,010	3,894
Total accrued expenses	$ 16,049	$ 12,889